Offerings	Apr. 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one redeemable warrant ("Redeemable Warrant")
Amount Registered | shares	23,000,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 230,000,000.00
Amount of Registration Fee	$ 31,763.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a).

Includes 3,000,000 units, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	23,000,000
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 457(i), there is no additional filing fee with respect to the Class A Ordinary shares or Redeemable Warrants included in the units because no additional consideration will be received in connection with the issuance of such securities.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Redeemable warrants included in units
Amount Registered | shares	23,000,000
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary shares issuable upon exercise of the Redeemable Warrants
Amount Registered | shares	23,000,000
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 264,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 36,527.45
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o). Represents Class A ordinary shares issuable upon exercise of the 23,000,000 Redeemable Warrants included in the units at an exercise price of $11.50 per share. Includes shares underlying 3,000,000 Redeemable Warrants that may be issued upon exercise of the underwriters’ over-allotment option.